Related Party Transactions (Details) - Schedule of Key Management Personnel - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Key Management Personnel [Line Items]
Key Management Personnel	$ 1,575,826	$ 2,160,846
CEO [Member]
Schedule of Key Management Personnel [Line Items]
Key Management Personnel	342,275	350,657
CFO [Member]
Schedule of Key Management Personnel [Line Items]
Key Management Personnel	354,995	363,291
Advisory Board [Member]
Schedule of Key Management Personnel [Line Items]
Key Management Personnel	54,518	215,038
Chief Technology Officer [Member]
Schedule of Key Management Personnel [Line Items]
Key Management Personnel	276,395	306,441
Director [Member]
Schedule of Key Management Personnel [Line Items]
Key Management Personnel	257,945	293,585
Chief People Officer [Member]
Schedule of Key Management Personnel [Line Items]
Key Management Personnel	205,112	205,681
Other Directors and Officers [Member]
Schedule of Key Management Personnel [Line Items]
Key Management Personnel	$ 84,586	$ 426,153